Statements of Net Assets Available for Benefits - EBP 004 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value
Employee benefit plan, investment, fair value, total		$ 937,460,750	$ 859,315,926
Receivables
Employer contributions		1,409,912	0
Participant contributions		1,446,822	0
Notes receivable from participants		19,039,901	23,328,496
Total receivables		21,896,635	23,328,496
Net assets available for benefits		959,357,385	882,644,422
Collective investment trust funds [Member]
Investments, at fair value
Employee benefit plan, investment, fair value, total	[1]	596,054,812	535,655,589
Mutual funds [Member]
Investments, at fair value
Employee benefit plan, investment, fair value, total		322,719,629	289,902,003
Flowers Foods, Inc. Common Stock Fund [Member]
Investments, at fair value
Employee benefit plan, investment, fair value, total		$ 18,686,309	$ 33,758,334

[1]	In accordance with ASC 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.